Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0002013732
Registrant Name	FT Vest Hedged Equity Income Fund: Series A2
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES